Fair values of financial assets and liabilities - Valuation techniques - financial assets (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 230,616	£ 230,810
Level 3 financial liabilities carried at fair value	71,338	77,001
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	14,222	5,438
Level 3 financial liabilities carried at fair value	782	804
Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		500
Loans and advances to customers
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	469,025	472,498
Financial assets, fair value	468,991	472,085
Financial assets at fair value through profit or loss [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	172,361	162,878
Financial assets at fair value through profit or loss [member] | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	12,902	3,686
Financial assets at fair value through profit or loss [member] | Loans and advances to customers
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	36,894	29,976
Financial assets at fair value through profit or loss [member] | Loans and advances to customers | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	9,442
Financial assets at fair value through profit or loss [member] | Loans and advances to customers | Discounted cashflows | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	9,442
Favourable changes	418
Unfavourable changes	£ (264)
Financial assets at fair value through profit or loss [member] | Loans and advances to customers | Discounted cashflows | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gross interest rates, inferred spreads (bps)	98
Financial assets at fair value through profit or loss [member] | Loans and advances to customers | Discounted cashflows | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gross interest rates, inferred spreads (bps)	208
Financial assets at fair value through profit or loss [member] | Equity and venture capital investments | Market approach | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 1,921	1,879
Favourable changes	65	65
Unfavourable changes	£ (65)	£ 65
Financial assets at fair value through profit or loss [member] | Equity and venture capital investments | Market approach | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility	14.10%	14.40%
Financial assets at fair value through profit or loss [member] | Equity and venture capital investments | Underlying asset/net asset value (incl. property prices) | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 485
Favourable changes	43
Unfavourable changes	(48)
Financial assets at fair value through profit or loss [member] | Unlisted equities and debt securities, property partnerships in the life funds | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		£ 1,746
Favourable changes		26
Unfavourable changes		76
Financial assets at fair value through profit or loss [member] | Unlisted equities and debt securities, property partnerships in the life funds | Underlying asset/net asset value (incl. property prices) | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	801
Favourable changes	1
Unfavourable changes	(68)
Financial assets at fair value through profit or loss [member] | Other assets | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	253	61
Favourable changes		5
Unfavourable changes		5
Financial assets at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	31,300
Financial assets, fair value	31,300
Financial assets at FVOCI | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	352	5,438
Favourable changes	16
Unfavourable changes	(19)
Available for sale financial assets
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		42,098
Available for sale financial assets | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		696
Favourable changes		83
Unfavourable changes		46
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	26,955	25,834
Derivative financial instruments | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	968	1,056
Derivative financial instruments | Interest rate derivatives | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		1,056
Favourable changes		11
Unfavourable changes		£ 3
Derivative financial instruments | Interest rate derivatives | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	968
Favourable changes	1
Unfavourable changes	£ (4)
Derivative financial instruments | Interest rate derivatives | Option pricing model | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility	10.00%	9.00%
Derivative financial instruments | Interest rate derivatives | Option pricing model | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility	89.00%	94.00%